Reporting and Accounting Policies Property, Plant, and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total cost	$ 2,243	$ 2,251
Accumulated depreciation	(1,460)	(1,461)
Balance at end of year	783	790
Land
Property, Plant and Equipment [Line Items]
Total cost	41	52
Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Total cost	543	576
Capitalized software
Property, Plant and Equipment [Line Items]
Total cost	475	469
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Total cost	495	396
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 308	370
Useful Lives	3 years
All other property and equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 381	$ 388
Lower Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Lower Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Lower Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	1 year
Lower Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	4 years
Upper Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Upper Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	10 years
Upper Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Upper Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	10 years